Related Party Transactions - Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions
Cash and cash equivalents		$ 283,790
Receivables from brokers and dealers and clearing organizations		3,332
Deposits with clearing organizations		500
Accounts receivable		40,730
Receivable from affiliates	$ 2,849	3,243
Other assets		9
Payable to brokers and dealers and clearing organizations		2,404
Deferred revenue	4,772	9,151
Payable to affiliates	$ 6,004	$ 5,009